CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (Loss) Income	$ (36,846,061)	$ 10,147,465	$ (23,660,913)
Other comprehensive loss
Foreign currency translation adjustments, net of tax of nil	(273,933)	(2,251,548)	1,783,245
Comprehensive (Loss) Income	$ (37,119,994)	$ 7,895,917	$ (21,877,668)